DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers FTSE Developed ex US Multifactor ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Australia - 10.4%
AGL Energy Ltd.	35,006	$212,722
ALS Ltd.	3,917	29,278
Altium Ltd.	1,048	26,260
Alumina Ltd.	9,589	8,998
AMP Ltd.	35,971	25,490
Ampol Ltd.	9,017	183,288
Ansell Ltd.	4,491	77,832
ANZ Group Holdings Ltd.	2,146	31,831
APA Group (a)	5,947	38,640
Aristocrat Leisure Ltd.	2,102	50,535
ASX Ltd.	686	29,935
Atlas Arteria Ltd. (a)	1,888	7,820
Aurizon Holdings Ltd.	77,233	177,934
Beach Energy Ltd.	8,619	7,753
Bendigo & Adelaide Bank Ltd.	3,540	19,679
BHP Group Ltd.	2,646	71,953
BlueScope Steel Ltd.	19,581	234,683
Boral Ltd.*	12,467	32,191
Brambles Ltd.	46,130	410,181
carsales.com Ltd.	1,398	21,017
Challenger Ltd.	2,970	11,917
Charter Hall Group REIT	9,190	66,610
Cleanaway Waste Management Ltd.	17,986	30,263
Cochlear Ltd.	790	124,443
Coles Group Ltd.	17,427	202,776
Commonwealth Bank of Australia	180	11,274
Computershare Ltd.	5,959	86,228
CSL Ltd.	184	36,484
CSR Ltd.	23,673	75,068
Deterra Royalties Ltd.	20,878	60,665
Dexus REIT	25,721	136,658
Domino’s Pizza Enterprises Ltd.	224	7,003
Downer EDI Ltd.	7,101	16,498
EBOS Group Ltd. (b)	1,018	25,675
Endeavour Group Ltd.	16,176	64,589
Fortescue Metals Group Ltd.	2,339	29,093
Goodman Group REIT	7,907	100,447
GPT Group REIT	15,789	42,813
Harvey Norman Holdings Ltd.	11,634	25,373
IDP Education Ltd.	369	5,211
IGO Ltd.	604	5,574
Iluka Resources Ltd.	14,872	108,178
Incitec Pivot Ltd.	50,301	96,355
Insurance Australia Group Ltd.	28,926	97,154
JB Hi-Fi Ltd.	5,379	148,257
Lottery Corp. Ltd.	16,499	53,173
Macquarie Group Ltd.	684	75,578
Medibank Pvt Ltd.	139,944	323,316
Metcash Ltd.	43,352	99,596
Mineral Resources Ltd.	100	4,581
Mirvac Group REIT	70,439	104,845
National Australia Bank Ltd.	877	14,739
New Hope Corp. Ltd.	5,381	16,053
Newcrest Mining Ltd.	1,081	17,972
NEXTDC Ltd.*	1,336	10,989
Northern Star Resources Ltd.	4,285	35,800
Orica Ltd.	3,630	35,919
Origin Energy Ltd.	3,216	17,337
Orora Ltd.	34,295	73,018
Perpetual Ltd.	630	10,087
Platinum Asset Management Ltd.	32,403	35,439
Qantas Airways Ltd.*	9,082	39,085
QBE Insurance Group Ltd.	19,474	184,250
Qube Holdings Ltd.	38,489	73,977
Ramsay Health Care Ltd.	1,192	44,255
REA Group Ltd.	316	28,125
Reece Ltd.	876	10,295
Region RE Ltd. REIT	56,981	92,557
Rio Tinto Ltd.	3,935	272,479
Santos Ltd.	8,513	40,162
Scentre Group REIT	9,193	16,122
SEEK Ltd.	973	14,816
Seven Group Holdings Ltd.	3,585	54,242
Sims Ltd.	1,770	16,265
Sonic Healthcare Ltd.	11,083	252,396
South32 Ltd.	88,358	221,862
Steadfast Group Ltd.	38,804	148,914
Stockland REIT	53,825	148,388
Suncorp Group Ltd.	12,737	109,629
Tabcorp Holdings Ltd.	176,173	129,972
Telstra Group Ltd.	18,534	52,295
TPG Telecom Ltd.	1,699	6,014
Transurban Group (a)	2,380	22,857
Treasury Wine Estates Ltd.	6,699	50,376
Vicinity Ltd. REIT	148,964	178,826
Washington H Soul Pattinson & Co. Ltd.	1,913	39,765
Wesfarmers Ltd.	4,594	141,723
Westpac Banking Corp.	2,275	30,446
Whitehaven Coal Ltd.	4,555	16,684
Woodside Energy Group Ltd.	5,100	113,206
Woolworths Group Ltd.	19,587	475,847
Worley Ltd.	1,284	13,536
Yancoal Australia Ltd.	1,781	5,256

(Cost $7,373,413)		7,285,690

Austria - 0.4%
ANDRITZ AG	1,565	83,673
Erste Group Bank AG	276	8,907
OMV AG	415	18,440
Raiffeisen Bank International AG*	712	10,399
Telekom Austria AG*	10,538	76,620
voestalpine AG	3,693	114,097

(Cost $299,081)		312,136

Belgium - 0.8%
Ackermans & van Haaren NV	523	85,475
Ageas SA/NV (b)	891	35,460
Anheuser-Busch InBev SA/NV	95	5,055
D’ieteren Group	267	46,028
Elia Group SA/NV	1,186	143,003
Groupe Bruxelles Lambert NV	111	8,530
KBC Group NV	264	17,219
Lotus Bakeries NV	10	62,154
Sofina SA	58	11,934
Solvay SA (b)	1,155	120,253
UCB SA	66	5,736
Umicore SA (b)	703	19,486
Warehouses De Pauw CVA REIT	584	16,337

(Cost $624,627)		576,670

Bermuda - 0.0%
Hiscox Ltd.
(Cost $18,814)	1,491	21,658

Canada - 5.4%
Alimentation Couche-Tard, Inc.	5,553	268,520
Bank of Montreal	198	16,492
Bank of Nova Scotia	341	16,449
Barrick Gold Corp.	283	4,776
BCE, Inc.	562	25,320
Brookfield Asset Management Ltd., Class A	5,021	153,293
Brookfield Corp.	324	9,718
Canadian Imperial Bank of Commerce	395	16,264
Canadian National Railway Co.	544	61,255
Canadian Pacific Kansas City Ltd.	631	48,018
Canadian Tire Corp. Ltd., Class A	544	65,258
Canadian Utilities Ltd., Class A	2,587	69,371
CGI, Inc.*	3,024	312,789
Constellation Software, Inc.	47	95,708
Dollarama, Inc.	3,015	183,167
Enbridge, Inc.	242	8,508
Fairfax Financial Holdings Ltd.	689	493,892
Fortis, Inc.	2,489	104,555
Franco-Nevada Corp.	342	49,636
George Weston Ltd.	1,486	174,564
Great-West Lifeco, Inc.	866	24,483
Hydro One Ltd., 144A	4,207	119,745
IGM Financial, Inc.	1,544	45,299
Imperial Oil Ltd.	508	23,029
Intact Financial Corp.	1,488	219,002
Loblaw Cos. Ltd.	1,347	117,616
Magna International, Inc.	1,479	71,464
Manulife Financial Corp.	2,705	50,048
Metro, Inc.	4,793	251,797
National Bank of Canada	454	32,504
Nutrien Ltd.	585	30,780
Power Corp. of Canada	2,203	56,951
Restaurant Brands International, Inc.	775	56,194
Royal Bank of Canada	65	5,807
Saputo, Inc.	3,497	90,351
Sun Life Financial, Inc. (b)	1,201	58,093
Suncor Energy, Inc.	1,747	48,877
TC Energy Corp.	135	5,248
Teck Resources Ltd., Class B	547	21,324
TELUS Corp.	799	15,118
Thomson Reuters Corp.	397	50,416
Toronto-Dominion Bank	117	6,614
Tourmaline Oil Corp.	2,765	115,437
Waste Connections, Inc.	623	85,028
Wheaton Precious Metals Corp.	870	39,375

(Cost $3,272,415)		3,818,153

Chile - 0.0%
Antofagasta PLC
(Cost $17,922)	1,248	20,688

China - 0.1%
Lenovo Group Ltd.
(Cost $44,753)	60,088	56,494

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	2	3,347
A.P. Moller - Maersk A/S, Class B	1	1,677
Carlsberg A/S, Class B	2,570	386,133
Chr Hansen Holding A/S	610	44,118
Coloplast A/S, Class B	113	14,187
Danske Bank A/S*	841	17,060
DSV A/S	536	103,015
Genmab A/S*	261	101,819
H Lundbeck A/S	6,809	35,638
H Lundbeck A/S, Class A	1,886	9,299
Novo Nordisk A/S, Class B	131	20,933
Novozymes A/S, Class B (b)	514	24,702
Orsted AS, 144A	158	13,798
Pandora A/S	157	12,474
Royal Unibrew A/S	165	14,022
Tryg A/S	798	18,107

(Cost $755,082)		820,329

Finland - 1.2%
Elisa OYJ	2,682	149,826
Huhtamaki OYJ	3,702	120,690
Kesko OYJ, Class B	3,193	60,201
Kone OYJ, Class B	2,049	103,696
Metso Corp. (b)	663	7,234
Neste OYJ	674	25,415
Nokia OYJ	8,655	35,017
Nordea Bank Abp	930	9,099
Orion OYJ, Class B	3,325	140,338
Sampo OYJ, Class A	1,157	53,064
Stora Enso OYJ, Class R	2,325	29,360
UPM-Kymmene OYJ	2,364	70,744
Valmet OYJ (b)	155	4,549
Wartsila OYJ Abp	504	5,690

(Cost $894,909)		814,923

France — 5.1%
Accor SA	1,079	35,626
Aeroports de Paris*	49	7,423
Air Liquide SA	388	64,794
Airbus SE	47	6,140
ALD SA, 144A (b)	2,353	25,261
Alstom SA (b)	1,347	36,964
Amundi SA, 144A (b)	669	37,515
Arkema SA	426	37,014
AXA SA (b)	527	14,841
BioMerieux	300	29,949
BNP Paribas SA (b)	40	2,303
Bollore SE	17,013	108,644
Bouygues SA	1,552	49,571
Bureau Veritas SA	2,858	72,303
Capgemini SE	168	29,158
Carrefour SA (b)	7,915	145,010
Cie de L’Odet SE	22	35,369
Cie de Saint-Gobain (b)	1,760	97,194
Cie Generale des Etablissements Michelin SCA	5,576	157,888
Credit Agricole SA (b)	1,125	12,824
Danone SA (b)	1,342	79,175
Dassault Aviation SA	394	66,451
Dassault Systemes SE	203	8,897
Edenred	2,126	136,173
Eiffage SA	1,527	162,175
Engie SA	17,166	256,978
EssilorLuxottica SA (b)	185	33,221
Eurazeo SE	2,981	203,077
Gecina SA REIT	39	3,981
Getlink SE	3,843	65,061
Hermes International	3	6,083
Ipsen SA*	240	27,659
JCDecaux SE*	394	7,972
Kering SA	29	15,407
La Francaise des Jeux SAEM, 144A	703	27,026
Legrand SA*	958	90,346
L’Oreal SA	27	11,485
LVMH Moet Hennessy Louis Vuitton SE	22	19,089
Orange SA	14,805	176,335
Pernod Ricard SA	264	56,881
Publicis Groupe SA	2,671	197,392
Remy Cointreau SA	133	20,383
Renault SA	165	5,503
Rexel SA*	2,196	44,763
Safran SA	50	7,220
Sanofi (b)	445	45,013
Sartorius Stedim Biotech	14	3,666
Schneider Electric SE	325	55,902
SCOR SE (b)	325	8,284
SEB SA	216	20,218
Societe Generale SA (b)	497	11,461
Sodexo SA	829	89,308
Teleperformance	77	11,484
Thales SA	312	43,341
TotalEnergies SE (b)	953	53,929
Valeo (b)	353	6,759
Veolia Environnement SA	3,067	90,048
Vinci SA	1,061	120,262
Vivendi SE	5,420	47,902
Wendel SE	2,054	215,254
Worldline SA, 144A*	168	6,511

(Cost $3,303,740)		3,563,866

Germany - 3.3%
adidas AG	51	8,237
Allianz SE	40	8,528
BASF SE	1,919	90,866
Bayer AG	732	40,689
Bayerische Motoren Werke AG	978	106,267
Bechtle AG	293	11,458
Beiersdorf AG	778	98,826
Brenntag SE	563	44,044
Carl Zeiss Meditec AG	45	5,030
Continental AG	650	43,158
Covestro AG, 144A*	2,613	100,453
CTS Eventim AG & Co. KGaA	162	10,863
Daimler Truck Holding AG*	1,321	39,855
Deutsche Bank AG (c)	653	6,597
Deutsche Boerse AG	98	16,873
Deutsche Post AG	1,886	84,548
Deutsche Telekom AG	3,617	79,995
E.ON SE	16,329	196,888
Evonik Industries AG*	978	19,544
Fielmann AG	197	9,829
Fresenius Medical Care AG & Co. KGaA	91	3,876
Fresenius SE & Co. KGaA	1,666	45,451
FUCHS PETROLUB SE	1,616	50,823
GEA Group AG	2,191	91,775
Hannover Rueck SE	249	53,145
Heidelberg Materials AG	2,616	186,523
Hella GmbH & Co. KGaA	74	5,609
Henkel AG & Co. KGaA	610	43,650
HOCHTIEF AG	401	33,260
Infineon Technologies AG	476	17,624
Knorr-Bremse AG	360	24,555
LANXESS AG	255	9,126
LEG Immobilien SE*	319	16,498
Mercedes-Benz Group AG	632	47,009
Merck KGaA	290	50,317
METRO AG*	4,606	35,674
MTU Aero Engines AG	139	31,979

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	133	47,358
Puma SE	64	3,038
Rational AG	13	8,697
Rheinmetall AG	46	11,593
RWE AG	4,855	202,482
SAP SE	141	18,366
Scout24 SE, 144A	1,075	68,763
Siemens AG	104	17,002
Siemens Energy AG*	349	8,833
Symrise AG	108	11,512
Talanx AG	237	13,177
Telefonica Deutschland Holding AG	38,789	108,965
Traton SE	379	7,592
United Internet AG	221	3,167
Wacker Chemie AG	33	4,370

(Cost $2,200,562)		2,304,357

Hong Kong - 1.9%
AIA Group Ltd.	3,274	31,409
ASMPT Ltd.	1,696	14,451
Bank of East Asia Ltd.	12,008	15,048
BOC Hong Kong Holdings Ltd.	3,170	9,415
Budweiser Brewing Co. APAC Ltd., 144A	2,636	6,627
Cafe de Coral Holdings Ltd.	18,686	23,202
China Travel International Investment Hong Kong Ltd.*	38,656	7,407
Chow Tai Fook Jewellery Group Ltd.	8,078	14,302
CK Asset Holdings Ltd.	13,060	70,403
CK Hutchison Holdings Ltd.	17,070	103,250
CK Infrastructure Holdings Ltd.	2,227	12,318
CLP Holdings Ltd.	2,288	16,674
Dah Sing Banking Group Ltd.	10,607	7,805
Dah Sing Financial Holdings Ltd.	1,787	4,474
DFI Retail Group Holdings Ltd.	16,300	45,803
First Pacific Co. Ltd.	46,517	17,411
Hang Lung Group Ltd.	9,938	14,802
Hang Lung Properties Ltd.	8,504	13,470
Hang Seng Bank Ltd.	246	3,290
Henderson Land Development Co. Ltd.	1,934	6,139
Hong Kong & China Gas Co. Ltd.	7,521	6,783
Hong Kong Exchanges & Clearing Ltd.	444	16,255
Hongkong Land Holdings Ltd.	2,200	9,438
Hutchison Port Holdings Trust, Class U	96,600	17,678
Hutchison Telecommunications Hong Kong Holdings Ltd.	62,155	9,528
Hysan Development Co. Ltd.	2,427	6,157
Jardine Matheson Holdings Ltd.	3,800	182,438
Kerry Logistics Network Ltd.	5,852	6,803
Kerry Properties Ltd.	32,121	70,165
Link REIT	4,511	26,219
MTR Corp. Ltd.	2,641	12,162
NWS Holdings Ltd.	64,897	53,554
PCCW Ltd.	51,954	26,547
Power Assets Holdings Ltd.	14,362	77,330
Sino Land Co. Ltd.	36,446	47,395
Sun Hung Kai Properties Ltd.	4,158	52,956
Swire Pacific Ltd., Class A	7,183	47,989
Swire Pacific Ltd., Class B	19,086	20,431
Swire Properties Ltd.	3,665	8,736
Techtronic Industries Co. Ltd.	575	5,336
Vitasoy International Holdings Ltd.	3,069	5,026
VTech Holdings Ltd.	7,247	43,510
Want Want China Holdings Ltd.	13,905	9,308
WH Group Ltd., 144A	210,310	109,880
Wharf Real Estate Investment Co. Ltd.	2,983	14,728
Xinyi Glass Holdings Ltd.	8,474	12,535
Yue Yuen Industrial Holdings Ltd.	15,145	18,573

(Cost $1,517,150)		1,355,160

Ireland - 1.2%
CRH PLC	4,023	189,771
DCC PLC	1,735	98,852
Experian PLC	1,950	68,445
Flutter Entertainment PLC*	102	19,892
Glanbia PLC	11,331	163,442
James Hardie Industries PLC CDI*	606	14,860
Kerry Group PLC, Class A	604	58,713
Kingspan Group PLC	114	7,545
Smurfit Kappa Group PLC	5,206	184,149

(Cost $766,134)		805,669

Israel - 1.0%
Airport City Ltd.*	781	10,246
Alony Hetz Properties & Investments Ltd.	197	1,530
Amot Investments Ltd.	2,027	9,981
Azrieli Group Ltd.	220	11,557
Bank Hapoalim BM	7,301	58,683
Bank Leumi Le-Israel BM	4,578	32,053
Bezeq The Israeli Telecommunication Corp. Ltd.	68,733	85,940
Elbit Systems Ltd.	195	39,799
First International Bank Of Israel Ltd.	337	12,686
Harel Insurance Investments & Financial Services Ltd.	763	6,000
ICL Group Ltd.	14,123	76,836
Israel Corp. Ltd.	11	2,880
Israel Discount Bank Ltd., Class A	7,266	34,959
Melisron Ltd. (b)	160	9,939
Mivne Real Estate KD Ltd.	7,400	18,200
Mizrahi Tefahot Bank Ltd.	891	28,555
Nice Ltd.*	562	112,943
Nova Ltd.*	325	35,241
Phoenix Holdings Ltd.	1,559	16,049
Shufersal Ltd.*	3,157	16,550
Strauss Group Ltd.*	1,313	30,381
Teva Pharmaceutical Industries Ltd.*	24	172
Tower Semiconductor Ltd. *	1,512	62,505

(Cost $700,300)		713,685

Italy - 2.3%
A2A SpA	78,321	129,255
Assicurazioni Generali SpA	2,246	42,418
Banca Mediolanum SpA	1,029	8,640
Banco BPM SpA	2,324	9,063
Buzzi SpA	2,848	64,854
Davide Campari-Milano NV (b)	2,554	33,246
De’ Longhi SpA	1,037	20,198
Enel SpA	24,713	154,338
Eni SpA	18,063	239,749
Ferrari NV	276	78,445
FinecoBank Banca Fineco SpA	1,708	22,597
Hera SpA (b)	16,502	51,441
Infrastrutture Wireless Italiane SpA, 144A	1,980	25,120
Interpump Group SpA	1,082	57,884
Intesa Sanpaolo SpA	5,175	11,892
Italgas SpA	18,817	106,724
Leonardo SpA	2,459	26,294
Mediobanca Banca di Credito Finanziario SpA	2,531	27,779
Moncler SpA	938	63,320
Pirelli & C SpA, 144A*	9,524	44,757
Poste Italiane SpA, 144A	1,851	19,134
PRADA SpA	1,128	7,543
Prysmian SpA	4,551	168,213
Recordati Industria Chimica e Farmaceutica SpA	939	40,664
Reply SpA	57	6,150
Snam SpA	5,998	31,269
Telecom Italia SpA*	25,466	6,728
Telecom Italia SpA-RSP*	21,929	5,653
Terna - Rete Elettrica Nazionale	8,934	74,596
UniCredit SpA	513	9,797
UnipolSai Assicurazioni SpA (b)	3,950	9,323

(Cost $1,545,276)		1,597,084

Japan - 30.2%
ABC-Mart, Inc.	863	46,821
Acom Co. Ltd.	9,500	21,419
Activia Properties, Inc. REIT (b)	4	11,266
Advance Residence Investment Corp. REIT	6	15,374
Advantest Corp.	200	25,638
Aeon Co. Ltd.	1,549	30,600
Aeon Mall Co. Ltd.	900	11,331
AEON REIT Investment Corp. REIT	9	10,345
AGC, Inc. (b)	2,654	96,689
Aica Kogyo Co. Ltd.	1,514	32,021
Ain Holdings, Inc.	400	16,176
Air Water, Inc.	4,900	64,216
Aisin Corp.	2,393	68,682
Ajinomoto Co., Inc.	2,300	89,241
Alfresa Holdings Corp.	5,500	81,999
Alps Alpine Co. Ltd.	700	6,173
Amada Co. Ltd.	14,143	134,936
Amano Corp.	2,900	60,194
Anritsu Corp.	1,100	9,456
Ariake Japan Co. Ltd.	200	7,129
Asahi Group Holdings Ltd.	992	38,405
Asahi Intecc Co. Ltd.	216	4,105
Asahi Kasei Corp.	8,619	58,513
ASKUL Corp.	900	11,634
Astellas Pharma, Inc.	3,983	62,931
Azbil Corp.	813	25,691
Bandai Namco Holdings, Inc.	3,800	88,965
Bank of Kyoto Ltd.	100	4,674
Benesse Holdings, Inc.	500	6,306
Bic Camera, Inc.	4,400	32,910
BIPROGY, Inc.	500	12,042
Bridgestone Corp. (b)	4,924	200,111
Brother Industries Ltd.	3,542	51,312
Calbee, Inc.	2,680	52,079
Canon Marketing Japan, Inc.	3,000	73,757
Canon, Inc. (b)	6,422	159,085
Capcom Co. Ltd.	2,308	89,865
Casio Computer Co. Ltd.	2,300	19,096
Central Japan Railway Co.	71	8,631
Chiba Bank Ltd.	2,500	15,585
Chubu Electric Power Co., Inc.	6,131	72,976
Chugai Pharmaceutical Co. Ltd. (b)	400	10,750
Chugin Financial Group, Inc.	700	4,284
Chugoku Electric Power Co., Inc.*	583	3,564
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	13,287
COMSYS Holdings Corp.	1,634	31,636
Concordia Financial Group Ltd.	3,100	11,982
Cosmo Energy Holdings Co. Ltd.	1,200	33,626
Cosmos Pharmaceutical Corp.	90	8,542
Credit Saison Co. Ltd.	600	8,228
Dai Nippon Printing Co. Ltd.	8,507	242,031
Daicel Corp.	9,927	84,125
Daido Steel Co. Ltd.	755	28,046
Daifuku Co. Ltd.	978	19,803
Dai-ichi Life Holdings, Inc.	900	15,425
Daiichi Sankyo Co. Ltd.	200	6,499
Daiichikosho Co. Ltd.	1,400	24,520
Daikin Industries Ltd.	125	23,763
Daito Trust Construction Co. Ltd.	1,634	154,962
Daiwa House Industry Co. Ltd.	5,402	140,816
Daiwa House REIT Investment Corp. REIT	3	6,281
Daiwa Securities Living Investments Corp. REIT	10	8,524
DeNA Co. Ltd.	500	6,503

Denka Co. Ltd.	700	12,841
Denso Corp.	444	27,365
Dentsu Group, Inc. (b)	500	16,033
DIC Corp.	2,600	46,281
Disco Corp.	546	79,527
DMG Mori Co. Ltd.	2,200	36,894
Dowa Holdings Co. Ltd.	600	17,371
East Japan Railway Co.	400	22,010
Ebara Corp.	300	13,420
Eisai Co. Ltd.	200	12,694
Electric Power Development Co. Ltd.	9,876	144,979
ENEOS Holdings, Inc.	73,820	245,054
EXEO Group, Inc.	4,572	86,914
Ezaki Glico Co. Ltd.	400	10,536
Fancl Corp.	200	3,247
FANUC Corp.	1,480	50,825
Fast Retailing Co. Ltd.	59	13,800
Food & Life Cos. Ltd.	300	7,043
FP Corp.	800	16,365
Frontier Real Estate Investment Corp. REIT	5	17,643
Fuji Electric Co. Ltd.	488	20,503
Fuji Media Holdings, Inc.	800	7,673
Fuji Oil Holdings, Inc.	200	2,799
FUJIFILM Holdings Corp.	951	58,082
Fujikura Ltd.	2,300	18,438
Fujitsu Ltd.	542	68,742
Fukuoka Financial Group, Inc.	500	9,269
Furukawa Electric Co. Ltd.	900	15,344
Fuyo General Lease Co. Ltd.	500	35,250
GLP J REIT	3	3,174
Goldwin, Inc.	300	25,187
GS Yuasa Corp.	638	11,028
GungHo Online Entertainment, Inc.	300	5,798
H.U. Group Holdings, Inc.	1,200	22,606
Hachijuni Bank Ltd.	3,000	12,604
Hakuhodo DY Holdings, Inc.	569	5,954
Hamamatsu Photonics KK	1,850	94,145
Hankyu Hanshin Holdings, Inc.	2,367	75,136
Haseko Corp.	11,297	130,666
Heiwa Corp.	1,100	18,329
Hikari Tsushin, Inc.	176	25,408
Hirogin Holdings, Inc.	1,600	8,692
Hirose Electric Co. Ltd.	440	59,584
Hisamitsu Pharmaceutical Co., Inc.	700	17,987
Hitachi Construction Machinery Co. Ltd.	600	14,816
Hitachi Ltd.	1,346	77,514
Honda Motor Co. Ltd.	4,945	141,751
Horiba Ltd.	900	49,279
Hoshizaki Corp.	1,026	36,864
House Foods Group, Inc.	857	20,058
Hoya Corp.	300	37,716
Hulic Co. Ltd. (b)	6,348	52,841
Ibiden Co. Ltd.	200	10,908
Idemitsu Kosan Co. Ltd.	5,425	105,149
IHI Corp.	1,000	23,083
Iida Group Holdings Co. Ltd.	1,300	21,438
Industrial & Infrastructure Fund Investment Corp. REIT	3	3,438
Information Services International-Dentsu Ltd.	300	10,822
INFRONEER Holdings, Inc.	684	6,051
Inpex Corp. (b)	10,699	113,334
Internet Initiative Japan, Inc.	1,600	31,481
Isetan Mitsukoshi Holdings Ltd.	900	9,109
Isuzu Motors Ltd.	3,500	40,683
ITOCHU Corp.	5,036	170,168
Itochu Techno-Solutions Corp.	1,500	38,972
Itoham Yonekyu Holdings, Inc.	4,700	23,514
Iwatani Corp.	1,700	80,306
Iyogin Holdings, Inc.	1,000	5,347
Izumi Co. Ltd.	800	18,323
J. Front Retailing Co. Ltd.	3,265	31,899
Japan Aviation Electronics Industry Ltd.	1,000	18,044
Japan Exchange Group, Inc.	100	1,632
Japan Logistics Fund, Inc. REIT	3	7,011
Japan Metropolitan Fund Invest REIT	16	11,292
Japan Post Holdings Co. Ltd.	4,600	32,414
Japan Post Insurance Co. Ltd.	700	10,506
Japan Prime Realty Investment Corp. REIT	4	10,278
Japan Real Estate Investment Corp. REIT	4	15,174
Japan Tobacco, Inc. (b)	4,264	92,779
JFE Holdings, Inc.	5,300	65,399
JGC Holdings Corp.	200	2,432
JTEKT Corp.	4,200	34,931
Kadokawa Corp.	100	2,230
Kagome Co. Ltd.	265	6,212
Kajima Corp.	8,000	111,942
Kaken Pharmaceutical Co. Ltd.	347	8,693
Kamigumi Co. Ltd.	6,332	140,721
Kandenko Co. Ltd.	8,292	59,824
Kaneka Corp.	2,522	67,511
Kansai Electric Power Co., Inc.	18,511	211,456
Kansai Paint Co. Ltd.	488	7,314
Kao Corp.	2,253	78,645
Kawasaki Heavy Industries Ltd.	2,943	61,697
KDDI Corp.	2,529	77,672
Keihan Holdings Co. Ltd.	900	22,771
Keikyu Corp.	3,700	34,745
Keio Corp.	400	14,057
Keisei Electric Railway Co. Ltd.	600	22,975
Kenedix Office Investment Corp. REIT	1	2,262
Kewpie Corp.	1,659	26,384

Keyence Corp.	29	14,073
Kikkoman Corp.	173	10,191
Kinden Corp.	4,600	60,021
Kintetsu Group Holdings Co. Ltd.	1,600	52,850
Kirin Holdings Co. Ltd.	4,112	61,202
Kobayashi Pharmaceutical Co. Ltd.	126	7,106
Kobe Bussan Co. Ltd.	300	8,256
Kobe Steel Ltd.	6,600	52,105
Koei Tecmo Holdings Co. Ltd.	2,524	42,399
Koito Manufacturing Co. Ltd.	1,100	20,643
Kokuyo Co. Ltd.	4,000	54,225
Komatsu Ltd.	4,270	100,611
Konami Group Corp.	582	30,784
Konica Minolta, Inc.	1,500	4,982
Kose Corp.	200	20,041
Kotobuki Spirits Co. Ltd.	100	7,515
K’s Holdings Corp.	5,011	43,075
Kubota Corp.	900	12,413
Kuraray Co. Ltd. (b)	11,881	112,079
Kurita Water Industries Ltd.	1,128	46,100
Kyocera Corp.	1,872	106,198
Kyowa Kirin Co. Ltd.	800	15,346
Kyudenko Corp.	1,099	29,065
Kyushu Electric Power Co., Inc.*	7,964	49,763
Kyushu Financial Group, Inc.	4,700	17,560
Kyushu Railway Co.	3,900	83,267
LaSalle Logiport REIT	7	8,412
Lawson, Inc.	1,100	47,869
Lintec Corp.	2,513	39,391
Lion Corp.	6,106	58,825
Lixil Corp.	1,411	18,178
Mabuchi Motor Co. Ltd.	800	21,673
Mani, Inc.	800	9,379
Marubeni Corp.	16,391	233,696
Marui Group Co. Ltd.	679	11,367
Maruichi Steel Tube Ltd.	2,850	62,522
Matsui Securities Co. Ltd.	1,100	6,070
MatsukiyoCocokara & Co.	297	15,879
Mazda Motor Corp.	16,400	140,154
McDonald’s Holdings Co. Japan Ltd. (b)	1,600	65,619
Mebuki Financial Group, Inc.	5,000	11,738
Medipal Holdings Corp.	3,551	55,864
MEIJI Holdings Co. Ltd.	4,438	99,265
MINEBEA MITSUMI, Inc.	2,171	41,784
MISUMI Group, Inc.	740	16,154
Mitsubishi Chemical Group Corp.	33,702	188,947
Mitsubishi Corp.	4,136	165,363
Mitsubishi Electric Corp.	16,374	213,179
Mitsubishi Estate Co. Ltd.	1,500	17,210
Mitsubishi Gas Chemical Co., Inc.	3,467	48,364
Mitsubishi HC Capital, Inc.	8,850	47,951
Mitsubishi Heavy Industries Ltd.	4,513	190,772
Mitsubishi Logistics Corp.	2,400	58,405
Mitsubishi Materials Corp.	4,000	66,564
Mitsubishi Motors Corp.	9,500	31,210
Mitsubishi UFJ Financial Group, Inc.	1,200	8,009
Mitsui & Co. Ltd.	9,325	293,936
Mitsui Chemicals, Inc.	5,800	146,334
Mitsui Fudosan Co. Ltd.	800	15,245
Mitsui Mining & Smelting Co. Ltd.	900	19,679
Mitsui OSK Lines Ltd.	1,574	35,769
Miura Co. Ltd.	1,500	39,831
Mizuho Financial Group, Inc.	3,480	51,136
Mori Hills REIT Investment Corp. REIT	11	12,133
Morinaga & Co. Ltd.	2,200	69,756
Morinaga Milk Industry Co. Ltd.	300	10,640
MS&AD Insurance Group Holdings, Inc.	1,500	51,512
Murata Manufacturing Co. Ltd.	617	36,208
Nabtesco Corp.	600	13,356
Nagase & Co. Ltd.	565	9,192
Nagoya Railroad Co. Ltd.	2,200	35,539
Nankai Electric Railway Co. Ltd.	1,618	36,537
NEC Corp.	700	32,817
NEC Networks & System Integration Corp.	800	10,902
Nexon Co. Ltd. (b)	600	12,222
NGK Insulators Ltd.	6,877	82,840
NH Foods Ltd.	300	8,159
NHK Spring Co. Ltd.	9,300	62,903
Nichirei Corp.	2,500	53,430
Nifco, Inc.	2,561	68,372
Nihon Kohden Corp.	1,400	36,524
Nikon Corp.	4,000	44,347
Nintendo Co. Ltd.	1,050	44,611
Nippon Accommodations Fund, Inc. REIT	2	9,705
Nippon Building Fund, Inc. REIT	3	11,982
Nippon Electric Glass Co. Ltd.	900	16,343
NIPPON EXPRESS HOLDINGS, Inc. (b)	2,336	130,916
Nippon Kayaku Co. Ltd.	7,700	64,371
Nippon Paint Holdings Co. Ltd. (b)	700	5,366
Nippon Prologis REIT, Inc. REIT (b)	2	4,183
Nippon Sanso Holdings Corp.	659	13,490
Nippon Shinyaku Co. Ltd.	100	4,566
Nippon Shokubai Co. Ltd.	2,300	84,780
Nippon Steel Corp.	8,913	173,233
Nippon Telegraph & Telephone Corp.	691	19,561
Nippon Yusen KK (b)	2,900	61,699
Nipro Corp.	600	4,251
Nishi-Nippon Railroad Co. Ltd.	1,400	23,788
Nissan Chemical Corp.	483	20,950
Nissan Motor Co. Ltd.	10,300	38,549
Nisshin Seifun Group, Inc.	1,578	19,754
Nissin Foods Holdings Co. Ltd.	1,084	92,250
Niterra Co. Ltd.	5,402	99,754

Nitori Holdings Co. Ltd.	462	56,198
Nitto Denko Corp.	2,143	152,310
Noevir Holdings Co. Ltd.	500	18,645
NOF Corp.	2,007	85,328
NOK Corp.	5,700	75,475
Nomura Real Estate Holdings, Inc.	786	18,987
Nomura Real Estate Master Fund, Inc. REIT	9	10,558
NS Solutions Corp.	600	17,350
NSK Ltd.	5,300	32,055
NTT Data Corp.	317	4,531
Obayashi Corp.	16,862	135,654
OBIC Business Consultants Co. Ltd.	300	10,886
Obic Co. Ltd.	228	36,864
Odakyu Electric Railway Co. Ltd.	400	5,818
Oji Holdings Corp.	18,688	71,828
OKUMA Corp.	600	28,687
Olympus Corp.	600	9,093
Omron Corp.	300	18,090
Ono Pharmaceutical Co. Ltd.	2,577	48,113
Open House Group Co. Ltd.	380	14,578
Oracle Corp. (b)	300	22,932
Oriental Land Co. Ltd.	190	7,108
ORIX Corp.	4,736	80,524
Orix JREIT, Inc. REIT	23	30,718
Osaka Gas Co. Ltd.	10,829	171,215
OSG Corp.	2,600	35,711
Otsuka Corp.	908	34,184
Otsuka Holdings Co. Ltd. (b)	2,234	82,715
PALTAC Corp.	882	31,028
Pan Pacific International Holdings Corp.	5,699	97,040
Panasonic Holdings Corp.	4,272	44,657
Park24 Co. Ltd.*	200	2,979
Penta-Ocean Construction Co. Ltd.	1,520	7,659
Persol Holdings Co. Ltd.	1,629	30,734
Pigeon Corp.	1,300	18,451
Pola Orbis Holdings, Inc.	1,000	13,520
Recruit Holdings Co. Ltd.	326	10,010
Relo Group, Inc.	1,200	16,843
Renesas Electronics Corp.*	800	13,112
Rengo Co. Ltd.	11,812	70,171
Resona Holdings, Inc.	3,700	16,777
Resonac Holdings Corp.	2,600	39,694
Resorttrust, Inc.	500	7,283
Ricoh Co. Ltd.	2,600	21,698
Rinnai Corp.	3,251	68,899
Rohm Co. Ltd.	814	68,807
Rohto Pharmaceutical Co. Ltd.	2,822	59,989
Ryohin Keikaku Co. Ltd.	1,100	10,778
Sankyo Co. Ltd.	2,709	108,969
Sankyu, Inc.	3,800	128,376
Sanrio Co. Ltd.	300	11,982
Santen Pharmaceutical Co. Ltd.	800	7,255
Sanwa Holdings Corp.	6,100	70,992
Sapporo Holdings Ltd.	500	13,384
SBI Holdings, Inc.	600	11,209
SCREEN Holdings Co. Ltd.	100	10,443
SCSK Corp.	1,000	15,804
Secom Co. Ltd.	1,335	87,296
Sega Sammy Holdings, Inc.	4,500	87,317
Seibu Holdings, Inc.	2,600	27,095
Seiko Epson Corp.	3,251	49,307
Seino Holdings Co. Ltd.	10,500	118,892
Sekisui Chemical Co. Ltd.	9,801	135,039
Sekisui House Ltd.	5,836	113,763
Sekisui House Reit, Inc. REIT	25	14,225
Seven & i Holdings Co. Ltd.	2,700	112,955
Seven Bank Ltd.	8,200	16,023
SG Holdings Co. Ltd.	3,060	44,855
Shikoku Electric Power Co., Inc.*	3,200	22,056
Shimadzu Corp.	1,596	49,348
Shimamura Co. Ltd.	1,146	103,350
Shimano, Inc.	130	20,386
Shimizu Corp.	8,746	52,959
Shin-Etsu Chemical Co. Ltd.	2,335	71,814
Shionogi & Co. Ltd.	300	13,476
Ship Healthcare Holdings, Inc.	600	10,161
Shiseido Co. Ltd.	200	9,083
Shizuoka Financial Group, Inc.	2,400	17,624
SHO-BOND Holdings Co. Ltd.	649	26,106
Skylark Holdings Co. Ltd.*	4,100	54,084
SMC Corp.	61	32,780
SMS Co. Ltd.	300	6,231
SoftBank Corp.	3,805	40,456
Sohgo Security Services Co. Ltd.	887	24,950
Sojitz Corp.	11,220	224,456
Sompo Holdings, Inc.	1,500	61,089
Sony Group Corp.	141	13,281
Sotetsu Holdings, Inc.	700	12,791
Square Enix Holdings Co. Ltd.	1,200	53,681
Stanley Electric Co. Ltd.	4,131	83,173
Subaru Corp.	6,464	110,991
Sugi Holdings Co. Ltd.	635	26,315
SUMCO Corp.	2,200	31,351
Sumitomo Bakelite Co. Ltd.	400	15,718
Sumitomo Chemical Co. Ltd.	19,900	59,252
Sumitomo Corp.	8,432	159,117
Sumitomo Electric Industries Ltd.	11,126	131,714
Sumitomo Forestry Co. Ltd.	5,283	118,921
Sumitomo Heavy Industries Ltd.	3,949	87,903
Sumitomo Metal Mining Co. Ltd.	1,169	35,393
Sumitomo Mitsui Financial Group, Inc.	200	8,128
Sumitomo Mitsui Trust Holdings, Inc.	400	14,043
Sumitomo Realty & Development Co. Ltd.	471	11,357

Sumitomo Rubber Industries Ltd.	4,900	43,208
Sundrug Co. Ltd.	2,788	79,221
Suntory Beverage & Food Ltd. (b)	1,674	61,465
Suzuken Co. Ltd.	3,084	77,257
Suzuki Motor Corp.	2,642	87,023
Sysmex Corp.	227	14,832
Taiheiyo Cement Corp.	1,600	27,175
Taisei Corp.	5,434	172,492
Taisho Pharmaceutical Holdings Co. Ltd.	200	7,415
Takara Holdings, Inc.	800	5,858
Takashimaya Co. Ltd.	4,800	64,382
Takeda Pharmaceutical Co. Ltd.	500	15,821
TDK Corp.	530	20,257
TechnoPro Holdings, Inc.	387	8,407
Teijin Ltd.	7,420	68,509
Terumo Corp.	516	15,681
THK Co. Ltd.	1,200	25,303
TIS, Inc.	4,100	114,741
Tobu Railway Co. Ltd.	1,600	41,799
Toda Corp.	4,900	27,110
Toho Co. Ltd.	1,259	49,471
Toho Gas Co. Ltd.	1,200	20,957
Tohoku Electric Power Co., Inc.*	7,419	44,339
Tokai Carbon Co. Ltd.	2,700	22,340
Tokio Marine Holdings, Inc.	2,700	60,758
Tokyo Century Corp.	500	17,571
Tokyo Electric Power Co. Holdings, Inc.*	27,604	95,033
Tokyo Electron Ltd.	48	6,636
Tokyo Gas Co. Ltd.	11,659	247,758
Tokyo Ohka Kogyo Co. Ltd.	500	29,632
Tokyo Tatemono Co. Ltd.	500	6,155
Tokyu Corp.	2,400	30,954
Tokyu Fudosan Holdings Corp.	2,422	12,897
TOPPAN, Inc.	7,465	159,382
Toray Industries, Inc.	25,600	135,077
Toshiba Corp.	3,700	119,145
Toshiba TEC Corp.	91	2,661
Tosoh Corp.	13,241	152,108
TOTO Ltd.	1,080	32,737
Toyo Seikan Group Holdings Ltd.	8,921	135,046
Toyo Suisan Kaisha Ltd.	1,300	56,665
Toyo Tire Corp.	2,200	26,690
Toyoda Gosei Co. Ltd.	1,484	24,387
Toyota Boshoku Corp.	3,900	63,504
Toyota Industries Corp.	498	30,725
Toyota Motor Corp.	1,000	13,660
Toyota Tsusho Corp.	2,423	106,483
Trend Micro, Inc.	639	30,369
TS Tech Co. Ltd.	5,458	67,934
Tsuruha Holdings, Inc.	728	50,230
UBE Corp.	3,993	64,447
Ulvac, Inc.	200	8,117
Unicharm Corp.	1,477	56,124
United Urban Investment Corp. REIT (b)	14	14,830
Ushio, Inc.	1,201	16,298
USS Co. Ltd.	5,400	87,697
Welcia Holdings Co. Ltd.	400	8,440
West Japan Railway Co.	100	4,181
Workman Co. Ltd.	300	11,552
Yakult Honsha Co. Ltd.	1,500	97,162
Yamada Holdings Co. Ltd.	23,757	70,226
Yamaha Corp.	781	30,912
Yamaha Motor Co. Ltd.	4,500	110,797
Yamato Holdings Co. Ltd.	7,400	135,220
Yamato Kogyo Co. Ltd.	1,400	54,711
Yamazaki Baking Co. Ltd.	3,453	49,627
Yaoko Co. Ltd.	200	9,920
Yaskawa Electric Corp.	800	33,783
Yokogawa Electric Corp.	2,900	54,631
Yokohama Rubber Co. Ltd.	4,100	86,070
Zenkoku Hosho Co. Ltd.	1,638	58,443
Zensho Holdings Co. Ltd.	2,400	97,570
Zeon Corp.	4,759	49,254

(Cost $20,682,173)		21,182,062

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $33,030)	1,313	29,154

Luxembourg - 0.2%
ArcelorMittal SA	425	10,525
Eurofins Scientific SE	146	9,594
L’Occitane International SA	2,582	6,927
RTL Group SA	1,778	68,883
Tenaris SA	3,293	40,970

(Cost $157,900)		136,899

Mexico - 0.0%
Fresnillo PLC
(Cost $6,677)	791	6,353

Netherlands - 2.9%
Aalberts NV	660	27,793
ABN AMRO Bank NV, 144A	451	6,541
Adyen NV, 144A*	4	6,511
Akzo Nobel NV	638	47,911
ASM International NV	15	6,483
ASML Holding NV	10	7,159
ASR Nederland NV (b)	1,081	45,868
BE Semiconductor Industries NV	97	10,657
CTP NV, 144A	1,897	24,269
Euronext NV, 144A	95	6,294
EXOR NV*	104	8,610
Heineken Holding NV	1,570	133,149
Heineken NV	500	50,363
IMCD NV	537	80,464
ING Groep NV	579	7,104
JDE Peet’s NV	1,245	36,076

Koninklijke Ahold Delhaize NV	16,600	524,901
Koninklijke KPN NV	57,941	198,779
Koninklijke Vopak NV	1,072	37,543
NN Group NV	1,400	50,328
OCI NV	1,605	35,574
QIAGEN NV*	1,050	47,250
Randstad NV	5,660	276,725
Signify NV, 144A	691	17,562
Stellantis NV	7,101	107,363
Universal Music Group NV	692	13,648
Wolters Kluwer NV	1,854	211,096

(Cost $2,055,378)		2,026,021

New Zealand - 1.3%
a2 Milk Co. Ltd.*	10,878	37,684
Auckland International Airport Ltd.*	8,211	43,676
Contact Energy Ltd.	18,294	86,181
Fisher & Paykel Healthcare Corp. Ltd.	6,097	84,961
Fletcher Building Ltd.	12,238	36,821
Infratil Ltd.	7,676	46,006
Kiwi Property Group Ltd.	83,004	45,271
Mainfreight Ltd.	2,912	121,125
Mercury NZ Ltd.	12,711	49,976
Meridian Energy Ltd.	18,401	58,562
Ryman Healthcare Ltd.	2,767	10,531
Spark New Zealand Ltd.	89,566	276,996

(Cost $947,543)		897,790

Norway - 1.2%
Aker ASA, Class A	153	8,307
Aker BP ASA	324	7,013
DNB Bank ASA	655	10,922
Equinor ASA	2,035	51,820
Gjensidige Forsikring ASA	554	9,272
Kongsberg Gruppen ASA	1,042	41,575
Leroy Seafood Group ASA	666	2,967
Mowi ASA	1,515	25,901
Norsk Hydro ASA	21,438	129,056
Orkla ASA	13,425	96,215
Telenor ASA(b)	4,225	43,225
TOMRA Systems ASA (b)	422	6,684
Var Energi ASA (b)	2,916	6,519
Yara International ASA (b)	11,086	412,083

(Cost $953,961)		851,559

Poland - 0.2%
Dino Polska SA, 144A*	480	46,959
KGHM Polska Miedz SA	641	15,764
LPP SA*	3	8,464
Polski Koncern Naftowy ORLEN SA (b)	1,680	23,775
Powszechna Kasa Oszczednosci Bank Polski SA	1,081	8,153
Powszechny Zaklad Ubezpieczen SA	4,857	44,056
Santander Bank Polska SA*	106	8,389

(Cost $138,279)		155,560

Portugal - 0.5%
EDP - Energias de Portugal SA	17,807	86,605
Galp Energia SGPS SA	10,570	111,515
Jeronimo Martins SGPS SA	5,587	134,493

(Cost $317,314)		332,613

Russia - 0.0%
Evraz PLC*(d)
(Cost $35,071)	4,559	0

Singapore - 3.3%
BOC Aviation Ltd., 144A	2,454	18,041
CapitaLand Ascendas REIT	56,136	111,870
CapitaLand Ascott Trust (a)	33,455	26,174
CapitaLand Integrated Commercial Trust REIT	30,174	44,542
CapitaLand Investment Ltd.	12,700	31,027
City Developments Ltd.	22,000	109,606
ComfortDelGro Corp. Ltd.	131,044	106,394
DBS Group Holdings Ltd.	1,026	22,946
Frasers Logistics & Commercial Trust REIT	110,900	101,499
Genting Singapore Ltd.	219,500	163,631
Jardine Cycle & Carriage Ltd.	7,905	188,632
Keppel REIT	22,200	14,256
Keppel Corp. Ltd.	6,662	31,027
Keppel DC REIT	27,800	42,885
Mapletree Industrial Trust REIT	37,278	62,458
Mapletree Logistics Trust REIT	76,367	93,567
Mapletree Pan Asia Commercial Trust REIT	23,491	28,608
NETLINK NBN TRUST	48,200	30,773
Olam Group Ltd.	18,964	19,876
Oversea-Chinese Banking Corp. Ltd.	10,562	95,653
Seatrium Ltd.*	87,600	7,953
Sembcorp Industries Ltd.	60,153	223,323
SIA Engineering Co. Ltd.*	8,400	14,632
Singapore Airlines Ltd.	17,100	80,903
Singapore Exchange Ltd.	25,080	171,785
Singapore Post Ltd.	41,800	13,729
Singapore Technologies Engineering Ltd.	10,928	29,521
Singapore Telecommunications Ltd.	34,166	62,792
StarHub Ltd.	9,700	7,231
Suntec Real Estate Investment Trust REIT	29,600	28,620
United Overseas Bank Ltd.	2,600	53,637
UOL Group Ltd.	6,129	28,726
Venture Corp. Ltd.	16,962	189,920
Wilmar International Ltd.	25,800	74,457

(Cost $2,274,693)		2,330,694

South Korea - 4.9%
Amorepacific Corp.	64	5,039
AMOREPACIFIC Group	514	11,269
BGF retail Co. Ltd.	180	25,822
BNK Financial Group, Inc.	4,459	22,543

Celltrion, Inc.	54	6,969
Cheil Worldwide, Inc.	3,095	42,744
CJ CheilJedang Corp.	192	44,845
CJ Corp.	629	41,989
CJ ENM Co. Ltd.*	51	2,920
Coway Co. Ltd.	212	7,691
DB Insurance Co. Ltd.	1,262	70,362
DGB Financial Group, Inc.	2,164	11,429
DL Holdings Co. Ltd.	466	16,063
Doosan Bobcat, Inc.	370	14,914
E-MART, Inc.	136	8,638
F&F Co. Ltd. / New	61	5,947
Fila Holdings Corp.	878	24,046
GS Holdings Corp.	2,598	75,361
GS Retail Co. Ltd.	502	9,399
Hana Financial Group, Inc.	2,334	72,891
Hankook Tire & Technology Co. Ltd.	3,065	79,670
Hanon Systems	952	6,728
Hanwha Aerospace Co. Ltd.	200	15,988
Hanwha Corp.	937	21,532
HD Hyundai Co. Ltd.	1,667	71,717
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	110	7,973
HL Mando Co. Ltd.	299	10,858
Hotel Shilla Co. Ltd.	407	23,673
Hyundai Department Store Co. Ltd.	232	8,932
Hyundai Engineering & Construction Co. Ltd.	244	7,041
Hyundai Glovis Co. Ltd.	446	56,790
Hyundai Marine & Fire Insurance Co. Ltd.	1,819	44,953
Hyundai Mobis Co. Ltd.	869	146,006
Hyundai Motor Co.	229	34,507
Hyundai Steel Co.	243	5,969
Industrial Bank of Korea	4,245	32,655
Kangwon Land, Inc.	212	2,912
KB Financial Group, Inc.	1,080	39,058
KEPCO Plant Service & Engineering Co. Ltd.	192	4,918
Kia Corp.	4,009	259,464
Korea Aerospace Industries Ltd.	240	9,313
Korea Electric Power Corp.*	711	10,221
Korea Investment Holdings Co. Ltd.	398	16,613
Korea Zinc Co. Ltd.	103	37,289
Korean Air Lines Co. Ltd.	201	3,347
KT&G Corp.	4,360	274,625
Kumho Petrochemical Co. Ltd.	184	17,592
LG Chem Ltd.	23	12,009
LG Corp.	2,573	166,719
LG Display Co. Ltd.*	1,939	22,966
LG Electronics, Inc.	618	57,179
LG H&H Co. Ltd.	27	10,721
LG Innotek Co. Ltd.	22	5,089
LG Uplus Corp.	4,147	35,119
Lotte Chemical Corp.	324	40,743
Lotte Chilsung Beverage Co. Ltd.	115	12,130
Lotte Corp.	225	4,781
LOTTE Fine Chemical Co. Ltd.	120	5,316
Lotte Shopping Co. Ltd.	208	12,537
LS Corp.	475	29,382
Meritz Financial Group, Inc.*	300	10,160
Mirae Asset Securities Co. Ltd.	4,094	22,517
NAVER Corp.	11	1,653
NCSoft Corp.	39	9,432
NH Investment & Securities Co. Ltd.	2,906	21,873
NongShim Co. Ltd.	156	51,598
Orion Corp.	679	66,097
Ottogi Corp.	59	19,759
Pan Ocean Co. Ltd.	2,192	7,779
POSCO Holdings, Inc.	747	202,614
Posco International Corp.	1,248	28,303
S-1 Corp.	598	24,465
Samsung C&T Corp.	1,270	105,829
Samsung Card Co. Ltd.	1,173	26,558
Samsung Electro-Mechanics Co. Ltd.	311	34,562
Samsung Electronics Co. Ltd.	350	18,828
Samsung Engineering Co. Ltd.*	1,879	40,065
Samsung Fire & Marine Insurance Co. Ltd.	774	131,503
Samsung Life Insurance Co. Ltd.	625	31,221
Samsung SDI Co. Ltd.	68	36,786
Samsung SDS Co. Ltd.	652	61,061
Samsung Securities Co. Ltd.	1,112	30,790
Shinhan Financial Group Co. Ltd.	4,025	106,292
Shinsegae, Inc.	75	11,172
SK Hynix, Inc.	350	28,638
SK Networks Co. Ltd.	3,818	13,923
SK Telecom Co. Ltd.	253	9,474
SK, Inc.	54	6,827
S-Oil Corp.	861	46,837
Woori Financial Group, Inc.	4,173	37,666
Yuhan Corp.	238	10,634

(Cost $3,371,731)		3,440,832

Spain - 2.2%
Acciona SA	570	91,942
ACS Actividades de Construccion y Servicios SA	2,540	84,270
Aena SME SA, 144A	76	11,846
Amadeus IT Group SA*	456	32,523
Banco Bilbao Vizcaya Argentaria SA	2,403	15,678
Banco Santander SA	2,864	9,297
Bankinter SA	1,042	5,934
Corp ACCIONA Energias Renovables SA*(b)	1,249	41,438
EDP Renovaveis SA*	4	79

EDP Renovaveis SA	341	6,755
Enagas SA	1,778	33,845
Endesa SA	6,295	135,766
Ferrovial SA	1,195	36,882
Grifols SA*(b)	667	7,712
Iberdrola SA	13,745	167,050
Industria de Diseno Textil SA (b)	1,305	43,533
Inmobiliaria Colonial Socimi SA REIT	1,171	6,835
Mapfre SA (b)	16,071	31,491
Merlin Properties Socimi SA REIT	3,290	26,972
Naturgy Energy Group SA	2,468	70,041
Red Electrica Corp. SA (b)	5,561	93,938
Repsol SA	30,061	406,690
Telefonica SA	35,649	150,881

(Cost $1,485,869)		1,511,398

Sweden - 2.6%
Alfa Laval AB	1,747	62,569
Assa Abloy AB, Class B	4,067	89,983
Atlas Copco AB, Class B	1,767	22,178
Axfood AB	4,344	93,397
Beijer Ref AB	442	6,518
Boliden AB	6,128	186,060
Boliden AB*	6,128	6,464
Electrolux AB, Class B (b)	789	10,359
Epiroc AB, Class A	1,963	34,269
Epiroc AB, Class B	1,385	20,857
Essity AB, Class B	7,190	190,525
H & M Hennes & Mauritz AB, Class B (b)	1,947	24,229
Hexagon AB, Class B	1,729	19,985
Holmen AB, Class B (b)	1,055	39,782
Husqvarna AB, Class B	534	3,930
Indutrade AB	1,689	39,604
L E Lundbergforetagen AB, Class B (b)	199	8,254
Lifco AB, Class B	704	14,819
Nibe Industrier AB, Class B	3,398	32,330
Saab AB, Class B	576	31,267
Sagax AB, Class B (b)	165	3,241
Sagax AB, Class D	1,679	3,965
Sandvik AB	3,240	56,756
Securitas AB, Class B (b)	2,483	18,233
Skandinaviska Enskilda Banken AB, Class A	5,535	57,696
Skanska AB, Class B	2,479	32,572
SKF AB, Class B	4,900	77,393
SSAB AB, Class A	3,294	20,998
SSAB AB, Class B (b)	11,695	72,167
Svenska Cellulosa AB SCA, Class B	1,998	26,417
Svenska Handelsbanken AB, Class A (b)	2,237	17,623
Sweco AB, Class B	2,086	23,536
Swedbank AB, Class A	4,665	71,173
Swedish Orphan Biovitrum AB*	1,233	24,697
Tele2 AB, Class B (b)	8,144	73,781
Telefonaktiebolaget LM Ericsson, Class B	5,392	27,803
Telia Co. AB	3,695	8,579
Trelleborg AB, Class B	6,099	150,968
Volvo AB, Class A	746	14,339
Volvo AB, Class B	6,424	118,197

(Cost $1,861,811)		1,837,513

Switzerland - 3.4%
ABB Ltd.	1,677	61,015
Adecco Group AG	563	16,727
Alcon, Inc.	325	25,121
Baloise Holding AG	305	46,677
Banque Cantonale Vaudoise	106	10,627
Barry Callebaut AG	29	58,403
Belimo Holding AG	151	68,451
BKW AG	252	45,016
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	59,564
Cie Financiere Richemont SA, Class A	504	79,695
Clariant AG*	2,816	40,446
Coca-Cola HBC AG*	4,302	127,326
DKSH Holding AG	727	52,210
DSM-Firmenich AG*	290	32,166
Emmi AG	16	16,207
EMS-Chemie Holding AG	25	19,280
Flughafen Zurich AG	89	17,096
Geberit AG	198	104,485
Georg Fischer AG	2,060	135,320
Givaudan SA	6	19,664
Glencore PLC	23,048	117,534
Helvetia Holding AG	196	27,723
Holcim AG*	4,415	271,135
Julius Baer Group Ltd.	307	18,686
Kuehne + Nagel International AG	303	85,880
Logitech International SA	614	39,198
Lonza Group AG	28	17,441
Nestle SA	95	11,213
Novartis AG	307	29,271
Partners Group Holding AG	41	36,813
PSP Swiss Property AG	416	44,506
Roche Holding AG	13	4,099
Schindler Holding AG	91	18,177
Schindler Holding AG Participation Certificates	215	44,357
SGS SA	690	61,018
SIG Group AG*	1,333	36,221
Sika AG	139	37,770
Sonova Holding AG	32	8,170
STMicroelectronics NV	307	13,287
Straumann Holding AG	81	11,794
Swatch Group AG - Bearer	446	132,022
Swatch Group AG - Registered	713	39,856
Swiss Life Holding AG	35	20,139

Swiss Prime Site AG	393	33,038
Swiss Re AG	302	30,136
Swisscom AG	186	117,360
Tecan Group AG	30	11,447
UBS Group AG	948	17,878
VAT Group AG, 144A	76	31,201
Zurich Insurance Group AG	28	13,048

(Cost $2,238,880)		2,415,914

United Kingdom - 10.7%
3i Group PLC	34,552	837,419
Admiral Group PLC	10,704	308,447
Amcor PLC CDI	22,199	214,773
Anglo American PLC	472	13,007
Ashtead Group PLC	303	18,401
Associated British Foods PLC	2,172	49,142
AstraZeneca PLC	128	18,498
Auto Trader Group PLC, 144A	9,489	74,092
Aviva PLC	8,547	41,758
B&M European Value Retail SA	8,713	55,053
BAE Systems PLC	16,293	187,437
Barclays PLC	5,539	10,390
Barratt Developments PLC	11,071	63,503
Beazley PLC	11,730	88,029
Berkeley Group Holdings PLC	531	25,838
BP PLC	9,751	54,783
British American Tobacco PLC	1,355	42,900
British Land Co. PLC REIT	20,332	86,434
BT Group PLC (b)	18,488	33,649
Bunzl PLC	5,790	225,618
Burberry Group PLC	5,138	137,168
Centrica PLC	104,868	152,914
CNH Industrial NV	6,382	81,306
Compass Group PLC	5,116	139,624
ConvaTec Group PLC, 144A	9,767	24,549
Croda International PLC	1,214	91,783
Dechra Pharmaceuticals PLC	235	9,728
Diageo PLC	662	27,462
Direct Line Insurance Group PLC	7,842	16,124
Dowlais Group PLC*	1,247	2,022
DS Smith PLC	49,260	185,418
Endeavour Mining PLC	1,453	38,754
Ferguson PLC	1,119	161,919
GSK PLC	10,709	178,704
Haleon PLC	10,813	42,644
Halma PLC	1,910	57,027
Hargreaves Lansdown PLC	3,288	32,691
Howden Joinery Group PLC	10,048	81,695
HSBC Holdings PLC	2,251	16,474
IMI PLC	3,366	66,499
Imperial Brands PLC	12,884	270,665
Informa PLC	5,301	45,793
InterContinental Hotels Group PLC	1,263	82,463
Intermediate Capital Group PLC	463	7,988
Intertek Group PLC	1,473	75,837
ITV PLC	31,491	27,243
J Sainsbury PLC	31,657	106,172
Johnson Matthey PLC	11,666	250,138
Kingfisher PLC	33,111	94,797
Land Securities Group PLC REIT	13,652	101,860
Legal & General Group PLC	3,883	10,978
Lloyds Banking Group PLC	4,852	2,656
Melrose Industries PLC	1,247	7,289
Mondi PLC	13,515	208,544
National Grid PLC	6,066	83,151
NatWest Group PLC	2,146	6,905
Next PLC	2,343	184,283
Pearson PLC	6,871	67,974
Pepco Group NV*	643	6,047
Persimmon PLC	373	5,554
Reckitt Benckiser Group PLC	1,105	85,541
RELX PLC	3,205	99,704
Renishaw PLC	263	13,188
Rentokil Initial PLC	7,551	59,765
Rightmove PLC	6,688	43,402
Rio Tinto PLC	1,651	97,852
Rolls-Royce Holdings PLC*	3,878	6,888
RS GROUP PLC	9,449	93,291
Sage Group PLC	6,200	66,930
Schroders PLC	2,498	14,105
Severn Trent PLC	1,655	56,880
Shell PLC	1,060	29,172
Smith & Nephew PLC	1,461	21,765
Smiths Group PLC	12,540	249,606
Spirax-Sarco Engineering PLC	551	74,608
SSE PLC	10,118	235,945
Standard Chartered PLC	5,131	40,293
Tate & Lyle PLC	2,487	24,228
Taylor Wimpey PLC	42,558	60,236
Tesco PLC	46,268	149,555
Unilever PLC	1,400	69,910
UNITE Group PLC REIT	2,207	24,481
United Utilities Group PLC	5,220	65,505
Vodafone Group PLC	69,024	65,333
Weir Group PLC	937	19,679
Whitbread PLC	533	21,707
Wise PLC, Class A*	1,076	7,740
WPP PLC	3,769	39,884

(Cost $7,063,285)		7,477,206

TOTAL COMMON STOCKS (Cost $66,957,773)		68,698,130

PREFERRED STOCKS - 0.4%
Germany - 0.3%
Bayerische Motoren Werke AG	172	17,631
FUCHS PETROLUB SE	2,153	76,204

Henkel AG & Co. KGaA	1,052	83,599
Sartorius AG (b)	11	3,677
Volkswagen AG	76	9,446

(Cost $193,113)		190,557

South Korea - 0.1%
CJ CheilJedang Corp.	53	5,918
Hanwha Corp.	1,230	14,114
Hyundai Motor Co.	203	16,136
Hyundai Motor Co.	120	9,529
Mirae Asset Securities Co. Ltd.	2,996	8,499
Samsung Fire & Marine Insurance Co. Ltd.	86	10,899

(Cost $64,716)		65,095

Spain - 0.0%
Grifols SA, Class B*
(Cost $6,299)	929	7,616

TOTAL PREFERRED STOCKS (Cost $264,128)		263,268

RIGHTS - 0.0%
Australia - 0.0%
NEXTDC Ltd*, expires 6/9/23
(Cost $0)	167	206

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	826	1,017

SECURITIES LENDING COLLATERAL - 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (e)(f)
(Cost $1,999,755)	1,999,755	1,999,755

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (e)
(Cost $83,423)	83,423	83,423

TOTAL INVESTMENTS - 101.2% (Cost $69,305,079)		$71,045,799
Other assets and liabilities, net - (1.2%)		(874,527)

NET ASSETS - 100.0%		$70,171,272

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (c)
4,101	6,554	(4,457)	(1,511)	1,910	211	—	653	6,597
SECURITIES LENDING COLLATERAL — 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (e)(f)
731,962	1,267,793 (g)	—	—	—	11,175	—	1,999,755	1,999,755
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (e)
101,059	5,697,344	(5,714,980)	—	—	3,012	—	83,423	83,423

837,122	6,971,691	(5,719,437)	(1,511)	1,910	14,398	—	2,083,831	2,089,775

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $2,686,515, which is 3.8% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $907,286.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2023 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$15,362,177	22.2%
Materials	9,254,483	13.4
Consumer Staples	8,412,170	12.3
Consumer Discretionary	8,233,851	12.0
Financials	7,797,299	11.3
Utilities	5,051,531	7.3
Communication Services	3,403,244	4.9
Information Technology	3,332,427	4.8
Real Estate	3,216,727	4.7
Health Care	2,511,854	3.6
Energy	2,386,858	3.5

Total	$68,962,621	100.0%

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
MINI TOPIX Index Futures	JPY	7	$101,877	$106,517	6/08/2023	$4,640
MSCI EAFE Futures	USD	10	1,041,655	1,026,700	6/16/2023	(14,955)

Total net unrealized depreciation						$(10,315)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$68,698,130	$—	$0	$68,698,130
Preferred Stocks (a)	263,268	—	—	263,268
Rights	—	206	—	206
Warrants	1,017	—	—	1,017
Short-Term Investments (a)	2,083,178	—	—	2,083,178
Derivatives (b)
Futures Contracts	4,640	—	—	4,640

TOTAL	$71,050,233	$206	$0	$71,050,439

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(14,955)	$—	$—	$(14,955)

TOTAL	$(14,955)	$—	$—	$(14,955)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEEF-PH3

R-089711-1 (5/24) DBX005195 (5/24)